Material Accounting Policies (Policies)	12 Months Ended
Jan. 31, 2025
Text block [abstract]
Basis of presentation
a)	Basis of presentation
These consolidated financial statements for the years ended January 31, 2025 and 2024 have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”).
These consolidated financial statements have been prepared on a historical cost basis except for certain transactions that are measured using a different basis as explained below in the material accounting policies section.
On March 25, 2025, the Board of Directors of the Company approved these consolidated financial statements for the years ended January 31, 2025 and 2024.

Basis of consolidation
b)	Basis of consolidation
These consolidated financial statements include the financial statements of BRP and its subsidiaries. BRP controls all of its subsidiaries that are wholly owned through voting equity interests, except for BRP Commerce & Trade Shanghai Co. Ltd in China for which a non-controlling
interest of 20% is recorded upon consolidation and Pinion GmbH in Germany for which there is a non-controlling
interest of 20%. BRP is also part of a joint venture located in Austria.

The most significant subsidiaries of BRP included in these consolidated financial statements are as follows:
•	Bombardier Recreational Products Inc., located in Canada;
•	BRP US Inc., located in the United States;
•	BRP-Rotax GmbH & Co. KG, located in Austria;
•	BRP European Distribution SA, located in Switzerland;
•	BRP Finland Oy, located in Finland; and
•	BRP Mexico S.A de C.V, located in Mexico.
All inter-company transactions and balances have been eliminated upon consolidation.

Foreign currencies
c)	Foreign currencies
The consolidated financial statements are presented in Canadian dollars, which is the functional currency of the Company. The functional currency is the currency of the primary economic environment in which the Company operates. The Company’s foreign subsidiaries
functional currencies are mainly the USD and Euro.
Transactions in foreign currency
For the purpose of preparing consolidated financial statements, the Company applies the following procedures on transactions and balances in currencies other than their functional currency. Monetary items are translated using exchange rates in effect at the consolidated statement of financial position date and non-monetary
items are translated using exchange rates prevailing at the transaction date. Revenues and expenses (other than depreciation, which is translated at the same exchange rates as the related assets) are translated using exchange rates in effect on the transaction dates or at the average exchange rates of the period. Translation gains or losses are recorded in the consolidated statement of net income.
Consolidation of foreign operations
All assets and liabilities of foreign operations are translated into Canadian dollars at exchange rates in effect at the consolidated statement of financial position date. Revenues and expenses are translated at the average exchange rates for the period. The Company’s gains and losses on translation of foreign operations are recognized in other comprehensive income and accumulated in equity until the Company no longer controls the foreign operation. At that time, gains or losses on translation accumulated in equity are entirely reclassified to net income.

Inventory valuation
d)	Inventory valuation
Materials and work in progress, finished products and parts, accessories and apparel are valued at the lower of weighted average cost or net realizable value. The cost of work in progress and finished products manufactured by the Company includes the cost of materials, direct labour and directly attributable manufacturing overhead. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to complete the sale.
Inventories are written down to net realizable value when the cost of inventories is determined to be not fully recoverable. When the circumstances that previously caused inventories to be written down no longer exist or when there is clear evidence of an increase in net realizable value because of changed economic circumstances, the amount of write-down is reversed.

Property, plant and equipment
e)	Property, plant and equipment

Property, plant and equipment includes land, building, equipment and tooling held for use in the development, production and distribution activities or for administrative purposes. They are stated at cost less accumulated depreciation and accumulated impairment charges.
The cost of an item of property, plant and equipment includes its purchase price and any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating, which also includes the borrowing costs incurred during the construction.
Property, plant and equipment is depreciated, with the exception of land, using the straight-line method over their estimated useful lives. If an item of property, plant and equipment is composed of significant components having different estimated useful lives, depreciation is calculated on a component basis using the straight-line method over their respective useful lives. The Company’s estimated useful lives per category are the following:

Tooling	3 to 7 years
Equipment	3 to 20 years
Building	10 to 60 years
Depreciation of assets under development begins when they are ready for their intended use.
The estimated useful lives, residual values and depreciation methods are reviewed at each year-end,
with the effect of any changes in estimates accounted for on a prospective basis. The depreciation expense is recorded in cost of sales, selling and marketing (“S&M”), general and administrative (“G&A”) or research and development (“R&D”) expenses based on the function of the underlying asset.
Fully depreciated building, equipment and tooling are retained in the cost and accumulated depreciation accounts until such assets are removed from service. In the case of disposals, cost and related accumulated depreciation amounts are removed from the consolidated statement of financial position, and the net amounts, less proceeds from disposal, is recorded in the consolidated statement of net income.
At the end of each reporting period, the Company reviews the carrying amounts of its property, plant and equipment in order to determine if there is any indication that those assets may be impaired. If any such indication exists, an impairment test is performed as described below in paragraph h).

Intangible assets
f)	Intangible assets
Goodwill represents the excess of the purchase price of businesses acquired over the fair value of the net assets acquired. Goodwill is systematically tested for impairment as at January 31 or more frequently if events or circumstances indicate that it might be impaired. Goodwill is tested for impairment at a cash generating unit (“CGU”) or group of CGUs level, representing the lowest level at which management monitors it.
Trademarks are carried at cost and are not depreciated due to their indefinite expected useful lives for the Company. The assessment of indefinite expected useful lives is reviewed at each year-end.
Trademarks are systematically tested for impairment as at January 31 or more frequently if events or circumstances indicate that they might be impaired. Trademarks are tested for impairment with the CGU to which they relate.
Software and licences, patents, dealer networks and customer relationships are carried at cost and are depreciated on a straight-line basis over their estimated useful lives, which are as follows:

Software and licences	3 to 5 years
Patents	10 years
Dealer networks	5 to 20 years
Customer relationships	10 to 15 years
At the end of each reporting period, the Company reviews the carrying amounts of its software and licences, dealer networks and customer relationships in order to determine if there is any indication that those assets may be impaired. If any such indication exists, an impairment test is performed as described below in paragraph h). The depreciation expense is recorded in cost of sales, S&M, G&A or R&D expense based on the function of the underlying asset.
Expenditures related to research and development activities are recognized as expense in the period in which they are incurred, except for development activities if specific criteria for capitalization as intangible assets are met.

Leases
g)	Leases
At inception, the Company assesses whether the contract is or contains a lease. Leases are recognized as right-of-use
assets and lease liabilities at the lease commencement date. Payments associated with short-term leases and leases of low-value
assets are recognized as an expense.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the Company’s incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. Lease liabilities include the net present value of the following lease payments (when applicable):
•	Fixed payments (including in-substance fixed payments), less any lease incentives;
•	Variable lease payments that are based on an index or a rate;
•	Amounts expected to be payable under residual value guarantees;
•	Exercise price of purchase options if the Company is reasonably certain to exercise that option; and
•	Penalties for early termination of a lease, except if the Company is reasonably certain not to terminate early.

The lease liability is subsequently measured at amortized cost using the effective interest rate method. The lease liability is remeasured, and a corresponding adjustment is made to the carrying amount of the right-of-use
assets, when there is a change in future lease payments arising from a change in an index or rate, from a change in the estimation of a residual value guarantee or from a change in the assumption of purchase, extension or termination option. The lease liability is also remeasured when the underlying lease contract is amended.
The Company accounts for each lease component and any associated non-lease
components as a single lease component.
The
right-of-use
asset is initially measured at cost, which includes the initial measurement of the corresponding lease liability, lease payments made at or before the commencement date and any initial direct costs, less any incentives received. The right-of-use
assets are depreciated over the shorter period of lease term and useful life of the underlying asset. The depreciation starts at the commencement date of the lease. In addition, the right-of-use
asset is reduced by impairment losses resulting from impairment tests as described below in paragraph h), if any, and adjusted for certain remeasurements of the lease liability. The depreciation expense is recorded in cost of sales, S&M, G&A or R&D expense based on the function of the underlying asset.

Impairment of property, plant and equipment and intangible assets
h)	Impairment of property, plant and equipment, intangible assets and right-of-use assets
An asset is impaired when its carrying amount is above its recoverable amount. The recoverable amount is determined for each individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. In that case, the asset is assessed for impairment within a CGU or group of CGUs, representing the lowest level of assets for which there are separately identifiable cash inflows. The recoverable amount of an asset, a CGU, or group of CGUs is the higher of its fair value less costs to sell and its value in use. Value in use is determined using a discounted future net cash flows approach. Fair value less costs to sell reflects the amount the Company could obtain from the asset’s disposal in an arm’s length transaction between knowledgeable, willing parties, after deducting the costs of disposal. If there is no active market for the asset, the fair value is assessed by using appropriate valuations models dependent on the nature of the asset, CGU, or group of CGUs, such as discounted cash flow models. The impairment charge recorded in the consolidated statement of net income is the difference between the carrying amount and the recoverable amount.
At the end of each reporting period, the Company reviews the carrying amount of assets (excluding goodwill), CGUs, or group of CGUs impaired in previous periods to determine if there is any indication that its recoverable amount has increased. If any such indication exists, an impairment test is performed and the impairment recovery is recorded in the consolidated statement of net income up to the carrying amount that would have existed had the impairment charge never been recorded in prior years.

Financial instruments
i)	Financial instruments
A financial instrument is any contract that gives rise to a financial asset for one party and a financial liability or equity for another party. Financial instruments are initially recorded at fair value when the Company becomes a party to the transaction and are subsequently revalued at fair value or amortized cost at the end of each reporting period depending on their classification.
When the Company acquires or issues a financial instrument that is not recorded at fair value through profit or loss, transaction costs that are directly attributable to its acquisition or issuance are incorporated in the carrying amount and amortized in the consolidated statement of net income using the effective interest rate method. When the Company acquires or issues a financial instrument measured at fair value through profit or loss, all transaction costs are expensed as incurred.
A modification of financial liabilities that includes a prepayment option at par with no break costs is equivalent to an extinguishment. When a modification is accounted for as an extinguishment, the original financial instrument is derecognized, including any unamortized transaction costs and any costs or fees incurred related to the modification, and the new instrument arising from the modification is recognized at fair value.
Financial assets and financial liabilities other than derivatives
At the end of each reporting period, financial assets and financial liabilities that are not derivatives are measured at fair value or amortized cost using the effective interest method depending on the following classification:

•	Restricted investments are measured at fair value through other comprehensive income at the end of each reporting period.
•	Cash and cash equivalents and trade and other receivables are measured at amortized cost at the end of each reporting period.
•	Non-controlling interest liability is measured at fair value through profit and loss at the end of each reporting period.
•	Revolving credit facilities, trade payables and accruals, other financial liabilities, long-term debt and lease liabilities are measured at amortized cost at the end of each reporting period.
Derivative financial instruments
Derivative financial instruments are financial assets or financial liabilities recorded at fair value through profit or loss. They are measured at fair value at the end of each reporting period including those derivatives that are embedded in financial and non-financial
contracts that are not closely related to the host contract.
In the consolidated statement of net income, changes in fair value of derivatives used to manage foreign exchange exposure on working capital elements are recorded in other operating expenses.

Derivative financial instruments under cash flow hedge accounting
The Company applies cash flow hedge accounting when forecasted cash flows are highly probable to occur and all other cash flow hedge criteria are met. The effective portion of the change of fair value of derivative financial instruments designated as hedging items under the cash flow hedge model is recorded in other comprehensive income and accumulated in equity until the hedged transaction is recognized in the consolidated statement of net income. The ineffective portion is recognized in the consolidated statement of net income at each period end. The Company makes an assessment, both at the inception of the hedge relationship as well as on an ongoing basis, whether the hedging instruments are expected to be effective in offsetting the cash flows of the respective hedged items during the period for which the hedge is designated.
If a derivative financial instrument accounted for using the cash flow hedge model has been settled prior to maturity or the hedge relationship is no longer meeting cash flow hedge criteria, accumulated gains or losses associated with the derivative financial instrument remain in equity as long as the underlying hedged transaction is expected to occur and are recognized in the consolidated statement of net income in the period in which the underlying hedged transaction is recognized in the consolidated statement of net income. In the event that the underlying hedged transaction is settled prior to maturity or is not expected to occur anymore, gains or losses accumulated in equity at this date are immediately reclassified in the consolidated statement of net income. Gains or losses related to derivative financial instruments accounted for using the cash flow hedge model are recorded in the same category as the hedged item in the consolidated statement of net income.

Derecognition of receivables
j)	Derecognition of receivables
Receivables are derecognized from the consolidated statement of financial position only when the Company’s contractual rights to the cash flows expire or when the Company has transferred to a third party substantially all the risks and rewards on receivables sold.

Provisions
k)	Provisions
Provisions represent liabilities for which the amount or timing of payment is uncertain. Provisions are recorded in the consolidated statement of financial position when the Company has a legal or constructive obligation as a result of a past event and it is probable that an outflow of resources will be required to settle the obligation. Additionally, provisions are recorded for contracts under which the unavoidable costs of meeting the obligations exceed the economic benefits expected to be received.
Provisions are measured at each period end at the best estimate of the expenditure required to settle the obligation. To account for the effect of the time value of money, provisions are measured at the present value of the outflows required to settle the obligation using a risk free rate adjusted to the specific risk of the obligation. They are re-measured
at each consolidated statement of financial position date using interest rates prevailing at this date and an interest expense is recorded to reflect the passage of time.

The main provisions of the Company are described in more detail below:
Products related provisions
When the products are sold, the Company records a provision related to limited product warranties generally covering periods from six months to five years.
The Company records a provision for product liability claims or possible claims incurred but not reported at the end of each reporting period.
The Company provides for estimated sales promotions at time of revenue recognition. Examples of these costs include product rebates given to clients, volume discounts and retail financing programs. In the consolidated statement of net income, cash sales promotions are recorded as a reduction of revenues whereas non-cash
sales promotions, such as delivery of free products, are included in cost of sales.

Employee benefits
l)	Employee benefits
Current benefits
The Company records an expense in the consolidated statement of net income for wages, salaries, bonuses, share-based compensations and social security contributions of employees in the period the services are rendered. Current benefit associated with manufacturing employees is included in the cost of inventory produced as described above in paragraph d).
Future benefits
The Company sponsors several Canadian and foreign funded and unfunded defined benefit and defined contribution pension plans covering most of its employees. The Company also provides other post-retirement benefit plans to certain employees.
Defined benefit plans and other post-retirement benefit plans
Annual costs of defined benefit pension plans and other post-retirement benefit plans, which include current service costs, net interest costs and past service costs, is actuarially determined using the projected unit credit method based on management’s best estimate of discount rates, salary escalation, retirement ages of employees, life expectancy, inflation and health care costs.
Current service costs are recorded in the consolidated statement of net income when employees are rendering the services to the Company. For manufacturing employees, current service costs are included in the cost of inventory produced as described above in paragraph d).
Net interest costs are recorded in the consolidated statement of net income at each period following the passage of time.
Past service costs (gains) arising from the change in the present value of the defined benefit obligation resulting from a plan amendment or a curtailment are recorded in the consolidated statement of net income when the plan amendment or the curtailment occurs. A curtailment arises from a transaction that significantly reduces the number of employees covered by a plan.

In the consolidated statement of net income, costs related to defined benefit pension plans and other post-retirement benefit plans are classified separately depending on their nature. Current service costs and past service costs (gains) are presented within operating income whereas the net interest expense on the employee future benefit liability is presented in financing costs.
The liability recognized in the consolidated statement of financial position is the present value of the plan obligations less the fair value of the plan assets at that date. Plan obligations are determined based on expected future benefit payments discounted using market interest rates prevailing as at January 31 and plan assets are stated at their fair value at that date. Actuarial gains and losses that arise in calculating the present value of plan obligations and the fair value of plan assets are recorded in other comprehensive income and accumulated directly in retained earnings (losses).
Defined contribution plans
Defined contribution plan expenses are recorded in the consolidated statement of net income when employees are rendering the services to the Company. Expenses associated with manufacturing employees are included in the cost of inventory produced as described above in paragraph d). Defined contribution plan expenses are entirely presented within operating income.

Revenue recognition
m)	Revenue recognition
The Company’s revenues are derived primarily from the sale of products and related parts and accessories. Each sale is considered as a single performance obligation and revenues are recognized when products are shipped, which corresponds to the point in time when the Customers have obtained control of the asset and the Company has satisfied its performance obligation. Revenues are measured at an amount equal to the consideration to which the Company expects to be entitled, which takes into account sales promotions and expected returns to occur after the shipment date. A deferred revenue is recognized if the Company receives consideration, or has an unconditional right to receive consideration, prior to the completion of its performance obligation.
When, in addition to the regular warranty coverage, an extended warranty coverage is given with the purchase of the product, a portion of the revenue representing the value of the extended warranty is deferred. The value deferred is based on the stand-alone selling price of both the unit sold and the extended warranty given. The deferred revenue is then recognized over the extended warranty coverage period.

Government assistance
n)	Government assistance
Government assistance, including research and development tax credits, is recorded when the Company is complying with the assistance program requirements and the recovery is reasonably assured. Government assistance received but contingently repayable is recorded in the consolidated statement of net income as long as it is probable that the conditions for repayment will not be met. Government assistance granted to compensate expenses are presented in the consolidated statement of net income as a reduction of the expense they relate to, whereas assistance granted for the acquisition of property, plant and equipment and intangibles is deducted from the cost of the related asset.

Share based payment plans
o)	Share based payment plans
The Company grants stock options to officers and employees that are settled by the issuance of common shares. The Company establishes compensation expense for those grants based on the fair value of each tranche of option at the grant date. The compensation expense is recognized in the consolidated statement of net income over the vesting period of each tranche based on the number of options that are ultimately expected to vest. The Company estimates stock option forfeitures at time of grant and revises those estimates in subsequent periods if actual forfeitures differ from those estimates. The corresponding amount is recorded in contributed surplus within equity.
Other share-based payment plans based on the value of the Company’s common shares are accounted for as cash-settled share-based payment transactions. The total liabilities for these plans are computed based on the estimated number of awards expected to vest at the end of the vesting period. The liabilities are measured at the fair value at the end of each reporting period. The liabilities are accrued and expensed on a straight-line basis over the vesting periods. The liabilities are settled in cash at the end of the vesting period.

Income taxes
p)	Income taxes
The Company’s income tax expense represents the sum of the taxes currently payable based on taxable income of the year, deferred taxes, and tax credits. Deferred income tax assets and liabilities are determined based on the differences between the carrying amounts and tax bases of assets and liabilities using enacted or substantively enacted tax rates and laws expected to be in effect when the differences reverse. Current and deferred income taxes are recognized in the consolidated statement of net income except to the extent it relates to items recognized in other comprehensive income or directly in equity, in which case the related tax is recognized in other comprehensive income or in equity.
Amendment to
International Tax Reform – Pillar Two Model Rules
Applies to income taxes arising from tax law enacted or substantively enacted to implement the Pillar Two model rules of the Organisation for Economic
Co-operation
and Development (“OECD”). The Company applied the exception to the recognition and disclosure of information about deferred tax assets and liabilities arising from the Pillar Two rules in the jurisdictions where they have been adopted.

Earnings per share
q)	Earnings per share
Basic earnings per share is calculated by dividing the net income attributable to equity holders of the Company by the weighted average number of common shares outstanding during the year.
Diluted earnings per share is calculated by adjusting the weighted average number of common shares outstanding to assume conversion of all dilutive potential common shares from stock option plans. For the stock options, a calculation is done to determine the number of shares that could have been acquired at fair value (determined as the average annual share price of the Company’s shares) based on the monetary value of the subscription rights attached to outstanding stock options.

Segmented information
r)	Segmented information
Operating segments are components of an entity that engage in business activities from which they earn revenues and incur expenses (including revenues and expenses related to transactions with the other components of the entity). The related operations can be clearly distinguished and the revenues and gross profit are regularly reviewed by a chief operating decision-maker to make resource allocation decisions and to assess performance.
The Company has two operating and reportable segments: Powersports and Marine. The Powersports segment includes Year-Round Products, Seasonal Products and PA&A and OEM Engines. The Marine segment includes boats, pontoons, outboard engines and related PA&A, and other services, all of which are presented as discontinued operations and the associated assets and liabilities as held for sale as at January 31, 2025 (Note 30).

Discontinued operations assets and liabilities held for sale
s)	Discontinued operations, assets and liabilities held for sale
The assets of a disposal group are classified as held for sale when their carrying amount will be recovered principally through a sale transaction rather than through continuing use. Assets must be available for immediate sale in their present condition and a sale transaction must be highly probable. The assets of a disposal group classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell, except for assets such as deferred tax assets, assets arising from employee benefits and financial assets which are specifically exempt from this measurement requirement. A disposal group is impaired when its carrying amount is above its fair value less cost of disposal (Note 30).
A disposal group qualifies as discontinued operations if it is a component of the entity that either has been disposed of, or is classified as held for sale, and represents a separate major line of business or geographical area of operations, is part of a single coordinated plan to dispose of such a line of business or area of operations, or is a subsidiary acquired exclusively with a view to resale. Classification as a discontinued operation occurs at the earlier of the date on which an operation meets the criteria to be classified as held for sale or disposal.
The assets of a disposal group classified as held for sale are presented separately from the other assets in the consolidated statement of financial position. The liabilities of a disposal group classified as held for sale are presented separately from other liabilities in the consolidated statement of financial position.
The
non-current
assets of a disposal group are not depreciated or amortized while they are classified as held for sale. Interest and other expenses attributable to the liabilities of a disposal group classified as held for sale continue to be recognized.
Discontinued operations are excluded from the results of continuing operations and are presented as a single amount of net income from discontinued operations in the consolidated income statement and a single amount of comprehensive income from discontinued operations in the consolidated statement of comprehensive income.
When an operation is classified as a discontinued operation, the comparative consolidated income statement is reclassified as if the operation had been discontinued from the beginning of the comparative year.